Net Fee and Commission Income	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Net Fee and Commission Income
4. NET FEE AND COMMISSION INCOME

			Group
	2022	2021	2020
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	562	478	484
Insurance, protection and investments	78	67	65
Credit cards	95	73	66
Non-banking and other fees(1)	104	79	65
Total fee and commission income	839	697	680
Total fee and commission expense	(509)	(411)	(361)
Net fee and commission income	330	286	319
(1) Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.